American Beacon AHL Trend ETF

Supplement dated August 13, 2025 to the

Summary Prospectus dated June 1, 2025

Effective immediately, Giuliana Bordigoni of AHL Partners LLP (“AHL”) is added as a Portfolio Manager for the American Beacon AHL Trend ETF (the “Fund”). In addition, effective immediately, Otto van Hemert will retire from his position as a Portfolio Manager for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, as applicable, and, all references to Mr. van Hemert in the Fund’s Summary Prospectus are removed:

On page 8 of the Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding AHL Partners LLP is deleted and replaced with the following:

AHL Partners LLP	Russell Korgaonkar Head of Systematic/Chief Investment Officer, Man AHL Since Fund Inception (2023)	Giuliana Bordigoni Director of Alpha Research, Man AHL Since 2025

***********************************************************

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AHLT-20250813